Consolidated Statements Of Cash Flows Supplemental Schedules - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Income taxes, net	$ 75,593	$ 38,168	$ 44,212
Interest	25,579	18,990	20,078
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents )	5,085	(55,589)	683
Property, plant and equipment	5,163	32,094	24,526
Other long-term assets	0	1,612
Goodwill and other intangible assets	38,017	451,101	(32,482)
Purchase price	(8,191)
Deferred income taxes	(171)	(33,088)	6,088
Employee benefit liabilities, net	(269)	(653)	967
Long-term liabilities	(27,204)	(10,466)
Estimated net fair value of assets acquired and liabilities assumed	12,430	385,011	(218)
Estimated net fair value of assets and liabilities that exited consolidation scope was as follows:
Working capital (deficit), net (excluding cash and cash equivalents )	(35,901)	0	0
Property, plant and equipment	(48,365)	0	0
Other long-term assets	(4,254)	0	0
Other long-term liabilities	12,870	0	0
Other comprehensive income	(3,177)	0	0
Non-controlling interest	11,275	0	0
Gain from deconsolidation	(13,935)	0	0
Recognized Identifiable Net Assets (Liabilities) Deconsolidated, Less Noncontrolling Interest	(81,487)	0	0
Purchase of property and equipment with accounts payable	$ 41,272	$ 0	$ 0